Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 207,000
Previously Paid Amount	0
Total Fee Amount	18.01
Net Fee	$ 18.01
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A